Concentrations of Credit Risk and Major Customers and Suppliers (Details)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		10.00%	[1]	10.00%
Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			[1]	10.00%
Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		15.00%	[1]	21.00%
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		19.00%		15.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		19.00%		10.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]			11.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]			11.00%
IIG Ltd. (Related Party) [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		24.00%		18.00%

[1]	Less than 10%